CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares
Short-term bank borrowings		¥ 520,000		¥ 580,000
Borrowed funds, related party		1,161		30,171
Borrowed funds		743,496		3,035,586
Financing payables, related parties		1,836,203		1,900,533
Other payables and accrued liabilities		2,635,604		424,567
Income tax payable		53,278		37,986
Current liabilities of discontinued operations		¥ 10,916		¥ 31,012
Preferred Stock, Par Value | $ / shares	$ 0.001		$ 0.001
Preferred Stock, Shares, Authorized | shares		1,000,000		1,000,000
Preferred Stock, Shares, Issued | shares		0		0
Common Stock, Par Value | $ / shares	$ 0.001		$ 0.001
Common Stock, Shares, Authorized | shares		1,000,000,000		1,000,000,000
Common Stock, Shares, Issued | shares		47,531,799		47,123,898
Common Stock, Shares, Outstanding | shares		47,531,799		47,123,898
Variable Interest Entity
Short-term bank borrowings		¥ 520,000		¥ 520,000
Borrowed funds, related party		1,161		930
Borrowed funds		743,496		1,583,565
Financing payables, related parties		1,729,327		1,392,400
Other payables and accrued liabilities		2,358,109		201,597
Income tax payable		36,733		25,951
Current liabilities of discontinued operations		¥ 5		¥ 5,591